Note 2 - Allowance for Credit Losses for Trade Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2023
Notes Tables
Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable [Table Text Block]
	Years ended October 31,
	2023	2022	2021
Balance at beginning of year	$69,643	$61,527	$524,617
Bad debt expense	1,546	8,116	10,750
Losses charged to allowance	—	—	(473,840)
Balance at end of year	$71,189	$69,643	$61,527